Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of Loss Before Income Tax	The components of loss before income tax from continuing operations are as follows:

	December 31,
	2022	2021
Domestic	$(20,204)	$(26,254)
Loss before income taxes	$(20,204)	$(26,254)

Components of Income Tax Provision (Benefit)

The components of income tax provision (benefit) are as follows:

	December 31,
	2022	2021
Current:
Federal	$—	$—
State and local	—	—
Foreign	—	—
	—	—
Deferred:
Federal	(4,087)	(5,540)
State and local	(2,056)	(981)
Foreign	—	—
	(6,143)	(6,521)
Change in valuation allowance	6,143	6,521
	$—	$—

Reconciliation of Statutory U.S. Federal Income Tax Rate to Effective Tax Rate

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2022	2021
U.S. federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	10.2%	3.7%
Nondeductible expenses	(0.7)%	0.6%
Change in valuation allowance	(30.4)%	(24.8)%
Other	(0.1)%	(0.5)%
Effective income tax rate	—	—

Schedule of Tax Effects of Temporary Differences to Significant Portions of Deferred Tax Assets

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows:

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$18,845	$11,367
Intangibles	—	—
Contingent consideration	—	—
Stock-based compensation	881	794
Inventory reserve	—	—
Right-of-use asset	241	63
Asset impairment	—	—
Fixed assets	58	34
Capitalized research	746	—
Other temporary differences	299	500
Gross deferred tax asset	21,070	12,758
Valuation allowance	(20,769)	(12,479)
Net deferred tax asset	301	279

Deferred tax liabilities:
Prepaid expenses	(70)	(224)
Operating lease liability	(231)	(55)
Deferred tax liabilities	(301)	(279)
Net deferred taxes	$—	$—

Summary of Federal Net Operating Losses and Tax Credits Carryforwards

The following table summarizes carryforwards of Federal net operating losses and tax credits as of December 31, 2022:

	Amount	Expiration
Federal net operating losses	$58,906	No expiration
State net operating losses	$58,409	2025 – 2042